Property, Plant and Equipment	9 Months Ended
Sep. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
10.	PROPERTY, PLANT AND EQUIPMENT
The carrying amounts of each class of property, plant and equipment were as follows:

	December 31, 2019	September 30, 2020
Office equipment	$31,105	$17,997
Other equipment	1,938	57
Leasehold improvements	5,290	1,889

	$38,333	$19,943

For the nine months ended September
 30, 2019

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2019	$276,935	$36,180	$488,106	$801,221
Additions	2,993	—	—	2,993
Disposals	(65,292)	(889)	(219,733)	(285,914)

Balance at September 30, 2019	$214,636	$35,291	$268,373	$518,300

Accumulated depreciation
Balance at January 1, 2019	$178,115	$25,128	$309,560	$512,803
Depreciation expenses	44,591	7,357	103,715	155,663
Disposals	(47,397)	(518)	(158,403)	(206,318)

Balance at September 30, 2019	$175,309	$31,967	$254,872	$462,148

Carrying amounts at January 1, 2019	$98,820	$11,052	$178,546	$288,418

Carrying amounts at September 30, 2019	$39,327	$3,324	$13,501	$56,152

For the nine months ended September
 30, 2020

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2020	$211,315	$35,291	$268,373	$514,979
Additions	5,056	—	—	5,056
Disposals	(2,806)	—	—	(2,806)

Balance at September 30, 2020	$213,565	$35,291	$268,373	$517,229

Accumulated depreciation
Balance at January 1, 2020	$180,210	$33,353	$263,083	$476,646
Depreciation expenses	18,164	1,881	3,401	23,446
Disposals	(2,806)	—	—	(2,806)

Balance at September 30, 2020	$195,568	$35,234	$266,484	$497,286

Carrying amounts at January 1, 2020	$31,105	$1,938	$5,290	$38,333

Carrying amounts at September 30, 2020	$17,997	$57	$1,889	$19,943

The above items of property, plant and equipment used by the Company are depreciated on a straight-line basis over the estimated useful life of 3 years.